Risk management - Foreign exchange sensitivity (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Dollar
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	10.00%	10.00%
Effect on profit before tax of increase in exchange rate	₽ 304	₽ 263
Percentage of reasonably possible decrease in exchange rate	(10.00%)	(10.00%)
Effect on profit before tax of decrease in exchange rate	₽ (304)	₽ (263)
Euro
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	10.00%
Effect on profit before tax of increase in exchange rate	₽ 543
Percentage of reasonably possible decrease in exchange rate	(10.00%)
Effect on profit before tax of decrease in exchange rate	₽ (543)